Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net revenues
Hosting and related services	$ 494,660	¥ 3,401,037	¥ 2,975,178	¥ 2,668,655
Managed network services			417,527	973,119
Total net revenues	494,660	3,401,037	3,392,705	3,641,774
Hosting and related services	(357,235)	(2,456,166)	(2,130,279)	(1,936,658)
Managed network services			(504,016)	(992,980)
Total cost of revenues	(357,235)	(2,456,166)	(2,634,295)	(2,929,638)
Gross profit	137,425	944,871	758,410	712,136
Operating income (expenses)
Operating income	731	5,027	5,439	6,783
Sales and marketing expenses	(25,042)	(172,176)	(256,682)	(352,926)
Research and development expenses	(13,397)	(92,109)	(149,143)	(149,337)
General and administrative expenses	(67,288)	(462,637)	(519,950)	(639,648)
(Allowance) reversal for doubtful debt	87	598	(37,427)	(117,564)
Changes in the fair value of contingent purchase consideration payables	2,022	13,905	(937)	93,307
Impairment of long-lived assets			(401,808)	(392,947)
Impairment of goodwill		0	(766,440)	0
Total operating expenses	(102,887)	(707,392)	(2,126,948)	(1,552,332)
Operating (loss) profit	34,538	237,479	(1,368,538)	(840,196)
Interest income	6,572	45,186	32,925	21,078
Interest expenses	(34,334)	(236,066)	(185,313)	(198,589)
Impairment of long-term investment			(20,258)
Gain on disposal of subsidiaries	704	4,843	497,036
Loss on debt extinguishment				(29,841)
Other income	8,441	58,033	16,764	28,922
Other expenses	(597)	(4,103)	(17,060)	(16,449)
Foreign exchange gain (loss), net	(11,789)	(81,055)	(17,153)	56,341
(Loss) income before income taxes and gain (loss) from equity method investments	3,535	24,317	(1,061,597)	(978,734)
Income tax benefits (expenses)	(3,550)	(24,411)	90,170	11,160
Gain (loss) from equity method investments	(27,146)	(186,642)	53,783	35,652
Net loss	(27,161)	(186,736)	(917,644)	(931,922)
Net loss (income) attributable to noncontrolling interest and redeemable noncontrolling interest	(2,666)	(18,329)	144,914	298,324
Net loss attributable to the Company's ordinary shareholders	$ (29,827)	¥ (205,065)	¥ (772,730)	¥ (633,598)
Loss per share:
Basic (in per share) | (per share)	$ (0.04)	¥ (0.30)	¥ (1.36)	¥ (1.37)
Diluted (in per share) | (per share)	$ (0.04)	¥ (0.30)	¥ (1.36)	¥ (1.37)
Shares used in loss per share computation:
Weighted-average number of shares outstanding - basic (in shares) | shares	674,732,130	674,732,130	672,836,226	617,169,833
Weighted-average number of shares outstanding-diluted (in shares) | shares	674,732,130	674,732,130	672,836,226	617,169,833